INTANGIBLE ASSETS, NET (Schedule of Acquired Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Intangible assets, net:
Intangible assets, net, beginning balance	¥ 43,453		¥ 61,243
Acquisition of CHS			3,074
Disposal of centers	(6,655)		(1,688)
Amortization expenses	(10,760)	$ (1,550)	(19,176)	¥ (23,061)
Addition of software	960
Impairment	(9,810)
Intangible assets, net, ending balance	17,188	2,476	43,453	61,243
Intangible assets, cost					¥ 137,063
Less: accumulated amortization					(110,065)
Less: impairment					(9,810)
Intangible assets, net	43,453	2,476	61,243	61,243	17,188
Customer Relationships [Member]
Intangible assets, net:
Intangible assets, net, beginning balance	39,484		56,109
Acquisition of CHS
Disposal of centers	(6,655)		(1,688)
Amortization expenses	(9,191)		(14,937)
Addition of software	0
Impairment	(9,353)
Intangible assets, net, ending balance	14,285	2,057	39,484	56,109
Intangible assets, cost					116,125
Less: accumulated amortization					(92,487)
Less: impairment					(9,353)
Intangible assets, net	39,484	2,057	56,109	56,109	14,285
Operating Lease Intangibles [Member]
Intangible assets, net:
Intangible assets, net, beginning balance	1,682		2,684
Acquisition of CHS
Disposal of centers	0
Amortization expenses	(424)		(1,002)
Addition of software	0
Impairment	(457)
Intangible assets, net, ending balance	801	115	1,682	2,684
Intangible assets, cost					15,078
Less: accumulated amortization					(13,820)
Less: impairment					(457)
Intangible assets, net	1,682	115	2,684	2,684	801
Other Intangible Assets [Member]
Intangible assets, net:
Intangible assets, net, beginning balance	2,287		2,450
Acquisition of CHS			3,074
Disposal of centers	0
Amortization expenses	(1,145)		(3,237)
Addition of software	960
Impairment	0
Intangible assets, net, ending balance	2,102	304	2,287	2,450
Intangible assets, cost					5,860
Less: accumulated amortization					(3,758)
Less: impairment					0
Intangible assets, net	¥ 2,287	$ 304	¥ 2,450	¥ 2,450	¥ 2,102